Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Summary of Net Periodic Benefit Cost
The components of net periodic benefit cost consisted of the following:

	Year Ended December 31,
	2014	2013	2012
Service cost	$5	$5	$5
Interest cost	29	26	27
Expected return on plan assets	(32)	(28)	(25)
Amortization of unrecognized amounts	3	15	14
Net periodic benefit cost	$5	$18	$21

Summary of Funded Status of Pension Plans
The Company uses a measurement date of December 31 for its pension plans. The funded status of the pension plans were as follows:

	As of December 31,
Change in Benefit Obligation	2014	2013
Benefit obligation at end of prior year	$670	$670
Service cost	5	5
Interest cost	29	26
Plan amendments	(1)	1
Actuarial (gain) loss	72	(19)
Currency translation adjustment	(34)	8
Net benefits paid	(25)	(21)
Benefit obligation at end of current year	$716	$670

Change in Plan Assets
Fair value of assets at end of prior year	$517	$465
Actual return on plan assets	56	52
Employer contributions	26	17
Currency translation adjustment	(21)	4
Net benefits paid	(25)	(21)
Fair value of assets at end of current year	$553	$517

Schedule of Net Funded Status [Table Text Block]

	As of December 31,
Funded Status	2014	2013
Classification of net balance sheet assets (liabilities)
Non-current assets	$15	$—
Current liabilities	(1)	—
Non-current liabilities	(177)	(153)
Net funded status	$(163)	$(153)

Summary of Assumptions Used to Determine Pension Obligations and Pension Costs
The following assumptions were used to determine pension obligations and pension costs for the principal plans in which the Company’s employees participated:

	For the Year Ended December 31,
	2014	2013	2012
U.S. Pension Benefit Plans
Discount rate:
Net periodic benefit cost	4.75%	3.75%	4.00%
Benefit obligation	4.00%	4.75%	4.00%
Long-term rate of return on plan assets	7.50%	7.50%	7.50%

Non-U.S. Pension Benefit Plans
Discount rate:
Net periodic benefit cost	4.50%	4.50%	4.75%
Benefit obligation	3.30%	4.50%	4.50%
Long-term rate of return on plan assets	5.30%	5.25%	5.35%

Summary of Defined Benefit Pension Plans' Assets Fair Value
The following table presents the defined benefit pension plans’ assets measured at fair value, as of December 31:

Asset Class	2014	2013
Cash equivalents	$2	$10
Short term investments	4	5
U.S. stock	113	104
Non-U.S. stock	163	166
Real estate investment trusts	—	9
Non-U.S. government securities	85	80
U.S. government securities	6	3
Corporate bonds	167	137
Other assets	13	3
Total assets	$553	$517